Net Asset Value Per Share	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Net Asset Value Per Share
Net Asset Value Per Share

Note 9 – Net Asset Value Per Share

The following table for December 31, 2025 and 2024 sets forth a summary of the Plan’s investments with a reported estimated fair value using net asset value per share:

	Fair Value at December 31, 2025	Fair Value at December 31, 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common collective trust fund:
Federated Capital Preservation Fund(a)	$18,604	$30,251,508	$—	Daily	None
(a)	The common collective trust fund simulates the performance of a guaranteed investment contract through an issuer’s guarantee of a specific interest rate and a portfolio of financial instruments that are owned by the issuer. This provided a stable value option for Plan participants. The common collective trust fund is no longer an investment option in the Plan. There have been no new contributions to this fund since November 2024 and the fund was liquidated in 2025.